Investments in infrastructure projects of intangible asset model (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025	Jan. 01, 2024
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	€ 12,360	€ 13,989	€ 13,989	€ 13,333
Increase decrease in investments in infrastructure projects intangible asset model additions	(98)	(154)
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	(1,531)	812
UNITED STATES | Highways Division
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	11,402	12,966
Accumulated depreciation amortization [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	(1,209)	(1,089)	(1,089)	(834)
Increase decrease in investments in infrastructure projects intangible asset model additions	(220)	(209)
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	100	(46)
Net investment in toll roads [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	11,790	13,396	13,396	12,715
Increase decrease in investments in infrastructure projects intangible asset model additions	(75)	(130)
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	(1,531)	812
Investment in other infrastructure projects [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	650	650	650	650
Increase decrease in investments in infrastructure projects intangible asset model additions	0	0
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	0	0
Depreciation amortization in other infrastructure projects [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	(81)	(58)	(58)	(34)
Increase decrease in investments in infrastructure projects intangible asset model additions	(23)	(24)
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	0	0
Total net investment in other infrastructure projects [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	569	592	592	616
Increase decrease in investments in infrastructure projects intangible asset model additions	(23)	(24)
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	0	0
Total investment [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	13,649	15,135	15,135	14,199
Increase decrease in investments in infrastructure projects intangible asset model additions	145	79
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	(1,631)	858
Total depreciation amortization and provision [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	(1,289)	(1,146)	(1,146)	(867)
Increase decrease in investments in infrastructure projects intangible asset model additions	(243)	(233)
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	100	(46)
Spanish toll roads [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	725	724	724	721
Increase decrease in investments in infrastructure projects intangible asset model additions	1	3
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	0	0
US toll roads [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	12,270	13,757	13,757	12,823
Increase decrease in investments in infrastructure projects intangible asset model additions	144	76
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	(1,631)	858
Other toll roads [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	4	4	4	4
Increase decrease in investments in infrastructure projects intangible asset model additions	0	0
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	0	0
Toll road investment [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	12,999	14,485	€ 14,485	€ 13,549
Increase decrease in investments in infrastructure projects intangible asset model additions	145	79
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	€ (1,631)	€ 858